Share-Based Payment (Details) - Schedule of exercise price and the remaining contractual life (in years) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Range of Exercise Prices One [Member]
Share-Based Payment (Details) - Schedule of exercise price and the remaining contractual life (in years) [Line Items]
Options outstanding at end of year (in Shares)	10,900,000	10,900,000	12,150,000
Weighted average remaining contractual life	6 years 11 months 8 days	7 years 11 months 8 days	8 years 7 months 24 days
Range of Exercise Prices Two [Member]
Share-Based Payment (Details) - Schedule of exercise price and the remaining contractual life (in years) [Line Items]
Options outstanding at end of year (in Shares)	1,500,000	1,500,000	4,050,000
Range of exercise prices (USD)	$ 0.17	$ 0.17
Weighted average remaining contractual life	2 years 7 months 28 days	3 years 7 months 28 days	4 years 1 month 13 days
Stock Options [Member]
Share-Based Payment (Details) - Schedule of exercise price and the remaining contractual life (in years) [Line Items]
Options outstanding at end of year (in Shares)	12,400,000	12,400,000	16,200,000
Bottom of range [member] | Range of Exercise Prices One [Member]
Share-Based Payment (Details) - Schedule of exercise price and the remaining contractual life (in years) [Line Items]
Range of exercise prices (USD)	$ 0.03	$ 0.03	$ 0
Bottom of range [member] | Range of Exercise Prices Two [Member]
Share-Based Payment (Details) - Schedule of exercise price and the remaining contractual life (in years) [Line Items]
Range of exercise prices (USD)			0.15
Top of range [member] | Range of Exercise Prices One [Member]
Share-Based Payment (Details) - Schedule of exercise price and the remaining contractual life (in years) [Line Items]
Range of exercise prices (USD)	$ 0.14	$ 0.14	0.14
Top of range [member] | Range of Exercise Prices Two [Member]
Share-Based Payment (Details) - Schedule of exercise price and the remaining contractual life (in years) [Line Items]
Range of exercise prices (USD)			$ 1.6